Warrant Liabilities - Schedule of Warrant Liability (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of warrant liability [Abstract]
Public warrants		$ 840	$ 2,600	$ 9,200
Private warrants	[1]	127	439
Warrant liability		$ 967	$ 3,039

[1]	Private warrants include 2,875,000 warrants held by the former SPAC sponsors deposited in an escrow account.